Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Share Units, Issued and Outstanding

A summary of the Performance Warrants, Restricted Stock Units, Performance Share Units and Deferred Share Units, collectively the share units, issued and outstanding is as follows:

(thousands of units or warrants)	PWs	RSUs	PSUs	DSUs	Total
Outstanding January 1, 2024	3,617	-	-	-	3,617
Granted	-	672	919	21	1,612
Exercised(1)	(1,080)	(519)	-	-	(1,599)
Forfeited / Expired	(17)	(17)	(44)	-	(78)
Balance, December 31, 2024	2,520	136	875	21	3,552
Granted	-	13	18	-	31
Exercised(1)	(970)	(58)	-	-	(1,028)
Forfeited / Expired	(152)	(7)	(644)	-	(803)
Cancelled	(1,398)	-	-	(21)	(1,419)
Balance, December 31, 2025	-	84	249	-	333

(1)	Differences in exercised awards compared to those disclosed in share capital (Note 11) relate to withholding taxes on share issuance (Note 19).

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Restricted share units (RSUs)	$342	$4,692
Performance share units (PSUs)	2,581	1,468
Deferred share units (DSUs)	-	184
Performance warrants (PWs)	-	-
	$2,923	$6,344